DISPOSAL OF A SUBSIDIARY (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended
	Jun. 22, 2021	Jun. 30, 2021
Gain from the disposal of a subsidiary		$ 103,746
Ng Hak Yiu [Member]
Purchase sale of equity securities	$ 8,000,000
Equity securities	$ 1,030,000